SUMMARY OF LEASE COST (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Operating Leases
Amortization of right-of-use assets	$ 30,156	$ 38,778	$ 36,909	$ 25,624
Interest on lease liabilities	$ 2,705	$ 3,478	$ 3,499	$ 2,087